NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Nature of operations and going concern [Abstract]
Working capital deficiency	$ 19,124,583	$ 17,058,758
Accumulated deficit	$ 25,352,460	$ 23,585,459